Bonus Agreements	12 Months Ended
Dec. 31, 2018
Bonus Agreements
Bonus Agreements

Note 10. Bonus Agreements

The Company pays a discretionary bonus or other bonuses as defined in agreements to employees based on performance. For the Successor period ended December 31, 2018, the bonuses expense related to these agreements was $140. For the Predecessor period ended December 12, 2018 and the Predecessor years ended December 31, 2017 and 2016, the bonus expense related to these agreements totaled $2,550, $4,799 and $5,939, respectively.